Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

On February 2, 2023 (“Effective Date”), the Company., entered into settlement and repurchase agreements (the “Repurchase Agreements”) with certain holders of the outstanding warrants over its common stock (“Warrant Holders”). The warrants being repurchased were originally issued by TINGO GROUP between November 2020 and March 2021 pursuant to three offerings of common stock and warrants. The exercise prices of the warrants were $3.12 in the first offering and $2.80 in the subsequent two offerings, with various expiration dates falling between August 16, 2024 and August 16, 2026. The repurchase will result in the surrender and cancellation of the warrants held by each Warrant Holder.

Repurchase Payment

Pursuant to the Repurchase Agreements, the Company agreed to repurchase warrants representing an aggregate amount of 28,117,835 shares of its common stock, for which it is paying $0.15 per share on March 3, 2023 and $0.10 per share on May 1, 2023 at an aggregate cost to the Company of $7,029. Additionally, the Company has also entered into Repurchase Agreements with certain other Warrant Holders with respect to an additional 1,064,000 shares, who have agreed to grant TINGO GROUP an option from July 1, 2023 to July 31, 2023 to repurchase their warrants for $0.25 per share upon the exercise of such option. TINGO GROUP’s payment for the repurchase of warrants serves as consideration and full and final settlement of all claims which were or might have been asserted by Warrant Holders arising from the Warrants.

If TINGO GROUP fails to make timely payment under the terms of the Repurchase Agreements, the Warrants shall remain outstanding and be exercisable in full in accordance with their terms, and the Warrant Holders shall retain all rights available under applicable law or equity with respect to the Warrants.

Representations and Warranties

The Repurchase Agreements contain a number of representations and warranties by each of the Company and the Warrant Holders as of the Effective Date. Most material of which the Warrant Holders represent and warrant that they are the sole owner of, and have good, valid and marketable title to the Warrants free of any restrictions, among other representations and warrants. the Company represents and warrants that it has received all necessary consents, approvals, and authorizations to approve its obligations under the Repurchase Agreements, among other representations and warrants. The representations and warranties made by the Company and the Seller are customary for transactions similar to this transaction.

Most Favored Nation

The Company represented and warranted as of the Effective Date that from and after the Effective Date through the respective expiration dates of the Warrants, that none of the terms offered to any other holder of the Company’s warrants (outstanding as of the Effective Date), with respect to any amendment, settlement, repurchase or redemption (whether pursuant to the terms of such warrants or otherwise) of any such warrants (outstanding as of the Effective Date) since the Announcement Time (“Other Warrant Settlement Document”), is or will be more favorable to such holder than those of the Warrant Holders and that the Repurchase Agreements are, without any further action by the Warrant Holders or the Company , deemed amended and modified in an economically and legally equivalent manner such that the Warrant Holders shall receive the benefit of the more favorable terms contained in such Other Warrant Settlement Document.

On February 7, 2023, Yehezkel (Chezy) Ofir tendered his resignation to the board of directors (the “Board”) of the Company, effective immediately. The reason for Mr. Ofir’s resignation is to comply with the terms of the Amended Agreement and Plan of Merger with Tingo, Inc. and Tingo Mobile Limited (“Tingo”), where it was agreed the Board would be comprised of four of the existing directors of the Company and two new directors nominated by Tingo, Inc. and not in connection with any disagreements with the Company on any matter.

On February 9, 2023 (“Effective Date”), TINGO GROUP, Inc. and TINGO GROUP Fintech Ltd., an indirect wholly owned subsidiary of the Company organized under the laws of the British Virgin Islands (“TINGO GROUP Fintech”) purchased from Dozy Mmobuosi 100% of the ordinary shares of Tingo Foods PLC (“Tingo Foods”) (the “Acquisition”). Mr. Mmobuosi is the majority shareholder, Chairman and Chief Executive Officer of Tingo, Inc., a Nevada corporation. Tingo, Inc.

Given the recent timing of the transaction, the initial accounting for the transaction is incomplete at the time these financial statements were authorized for issuance. Accordingly, not all relevant disclosures are available for this transaction. Tingo Foods started its operational business in September 2022 and generated revenue of more than $400 million dollars (unaudited) during the approximate four-month period ended on December 31, 2022.

As consideration for the Acquisition, TINGO GROUP agreed to pay Mr. Mmobuosi, a purchase price equal to the cost value of Tingo Foods’ stock, which will be satisfied by the issuance of a secured promissory note (“Promissory Note”) in the amount of US$204,000,000. The Promissory Note is for a term of two years with an interest rate of 5%. MICT Fintech agreed to certain covenants with respect to its ability to incur additional debt or create additional liens. The Acquisition will not result in any new issuance of the Company common stock, nor of any instruments convertible into shares of the Company.

The parties additionally agreed that Mr. Mmobuosi, as the owner of the real property on which the business of Tingo Foods is located and operates, to finance and complete construction of the building, and for TINGO GROUP and Tingo Foods to fit out the building and premises, including the installation of mechanized equipment, for the specialized operations of a large food processing facility. Lastly, Mr. Mmobuosi will also provide TINGO GROUP and Tingo Foods with a long-term lease with respect to the real property.

On February 14, 2023, TINGO GROUP through its wholly-owned subsidiary Tingo Mobile, and Visa, the global leader in digital payments, launched their pan-African strategic partnership, which aims to improve access to digital payments and financial services, and drive financial inclusion across Africa. The launch of the Tingo Visa card, together with the new TingoPay Super App and the TingoPay business portal, opens significant global opportunities to Tingo’s subscribers, allowing secure cashless payments at more than 61 million merchants in over 200 countries through Visa’s global network, as well as the ability for business subscribers to more readily and securely accept payments from customers and other third parties.

On February 23, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of Delaware to change its corporate name from “MICT, Inc.” to “Tingo Group, Inc.” . The Name Change was effective as of February 27, 2023. Also effective February 27, 2023 the Company changed its trading symbol on the Nasdaq Capital Market from “MICT” to “TIO” (the “Symbol Change”).